Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2030
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit	0.99333
Maximum Aggregate Offering Price	$ 1,340,995,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 185,191.48
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-277527 filed on February 29, 2024 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Rules 456(b) and 457(r) under the Securities Act. The maximum aggregate offering price of the securities to which the prospectus relates is $3,470,048,500. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2031
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit	0.99086
Maximum Aggregate Offering Price	$ 1,337,661,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 184,730.98
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2033
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.98924
Maximum Aggregate Offering Price	$ 791,392,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,291.24
Offering Note	See Note 1.